UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Ferrari Financial Services, Inc. (1)

(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): January 17, 2017

Commission File Number of securitizer: 025-02587

Central Index Key Number of securitizer: 0001666358

David Wertheim, General Counsel, (201) 816-2713

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

(1)  Ferrari Financial Services, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated issuers/depositors: (i) Ferrari Auto Securitization Transaction, LLC (no Central Index Key Number); (ii) Ferrari Auto Securitization Transaction - Lease, LLC (no Central Index Key Number); and (iii) Ferrari Auto Securitization Transaction - Select, LLC (no Central Index Key Number).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 17, 2017

Ferrari Financial Services, Inc. (Securitizer)

	By:	/s/ Nicola Boschetti
	Name:	Nicola Boschetti
	Title:	President (senior officer in charge of securitization)